Consolidated statement of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Net income (loss)		€ (196,078)		€ (83,913)		€ (175,655)
Income tax expense		2,102		3,320		21,698
Depreciation and amortization		101,618		92,979		83,196
Impairment of tangible and intangible assets		12,195		5,011
Equity settled share based payment transaction		5,035		9,630		9,919
Financial income and expenses		9,264		2,475		13,536
Share of loss (profit) and reevaluation of at-equity investments		4,312		20,752		15,098
Gain (loss) on investment in financial instruments reevaluation		39,546		9,143		172,159
Transactions costs and income related to acquisitions						(4,908)
Other non-cash items	[1]	23,702		(114)		(16,017)
Loss on sale of investment of affiliated companies		8,648
Changes in net working capital		(68,207)		(9,944)		105,285
Taxes paid, net of refunds	[2]	76,083		(12,902)		(18,500)
Net cash from operating activities		18,220		36,439		205,811
Cash flows from investing activities
Interest received		5,647		10,365		3,026
Purchase of property, plant and equipment		(117,468)		(213,321)		(181,354)
Proceeds from sale of property, plant and equipment		2,000		530
Purchase of intangible assets and capitalization of development expenditures		(14,769)		(2,677)
Acquisition of subsidiaries net of cash acquired				2,088		(20,859)
Divestment of affiliated companies, net of cash disposed		(11,503)
Purchase of investments in associated companies, other non-current investments and convertibles		(15,083)		(23,644)		(62,959)
Proceeds from divestment /sale of investments in associated companies, other non-current investments and convertibles		69,370		1,396
Purchase of current investments		(29,388)		(48,391)		(355,817)
Proceeds from sale of current investments		35,667		260,363		205,166
Proceeds from government grants		4,341
Net cash used in investing activities		(71,187)		(13,291)		(412,797)
Cash flows from financing activities
Interest paid		(5,920)		(12,853)		(5,731)
Proceeds from capital increase						355
Proceeds from loans		900		219,923
Transaction costs related to loans		(3,795)
Proceeds from the exercise of share options		368		219		344
Repayments of loans		(128,849)		(112,880)		(34,067)
Repayments of lease liabilities		(24,124)		(22,446)		(19,046)
Net cash from financing activities		(161,421)		71,963		(58,145)
Net increase (decrease) in cash equivalents		(214,388)		95,110		(265,131)
Cash and cash equivalents at January 1		510,909	[3]	415,155	[3]	699,326
Effects of revaluation and of movements in exchange rates on cash held		9,866		644		(19,040)
Cash and cash equivalents at December 31	[3]	€ 306,387		€ 510,909		€ 415,155

[1]	Constitutes derivative revaluations, lease disposals, and allowances for doubtful accounts
[2]	incl. €62,233k (2023: €12,609k; 2022: €16,434k) of R&D tax credits received
[3]	incl. €12,931k (2023: €11,819k) of restricted cash